Subsequent events (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Net assets	$ 381,621	$ 355,750
Other intangible assets	6,153	7,263
Mine properties, plant and equipment	212,176	$ 175,237
Largo Clean Energy Corp. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net assets	7,514
Other intangible assets	3,056
Mine properties, plant and equipment	$ 5,839